Consolidated Statements of Cash Flows (CNY) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net (loss)/income	1,755,351	(193,499)	(48,695)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Share based compensation	71,785	96,199	113,192
Depreciation and amortization	297,509	178,765	88,191
Allowance for doubtful accounts	1,645	20,892	24,708
Inventory provisions	10,949	44,229	77,980
Allowance for advance to third party suppliers	35,909	33,368	18,592
Amortization of deferred issuance cost and accretion of convertible notes	123,915	127,949	100,119
Change in fair value of derivatives	(74,528)	49,071	(564,006)
Impairment on share lending arrangement			469,042
Exchange loss/(gain)	(18,044)	(2,138)	61,969
Investment loss from short-term investments		2,277	39,043
Loss from disposal of fixed assets	1,198	782	362
Impairment on property plant and equipment	47,286	18,010
Deferred income taxes	(36,815)	(21,672)	(22,977)
(Gain)/loss from convertible notes buyback		24,156	(161,333)
Impairment on available-for-sale securities			686,320
Proceeds from sale of available-for-sale securities	(231,163)
Loss on disposal of discontinued operation	21,967
Changes in operating assets and liabilities:
Increase in notes receivables	(134,598)	(119,824)
Increase in accounts receivables from third party customers	(597,696)	(23,895)	(327,930)
Decrease/(increase) in accounts receivables from related party customers	(1,597)	23,009	1,722
(Acquisition)/disposal of trading securities		353,588	(353,588)
Increase in inventories	(719,084)	(93,379)	(512,635)
(Increase)/decrease in advance to third party suppliers	(46,411)	71,893	(777,891)
(Increase)/decrease in advance to related party suppliers	11,399	261,394	(41,133)
Increase in other current assets	(342,296)	(23,144)	(148,766)
Increase in prepayment for land use rights	(57,509)	(6,222)	(44,399)
Increase in accounts payable	655,577	249,881	107,863
Increase/(decrease) in tax payable	(85,542)	10,035	4,826
(Decrease)/increase in advance from customers	430,598	(11,268)	(5,235)
(Decrease)/increase in other payables	(16,558)	4,640	(3,040)
Increase in payroll and welfare payable	56,399	45,009	7,834
Increase/(decrease) in accrued expenses	40,790	(1,652)	7,486
Increase/(decrease) in interest payable	(1,629)	(3,328)	13,458
Decrease in amounts due to related parties	(6,034)	(3,123)	(104,483)
Increase in other current liabilities	29,802
Increase in accrued warranty cost	25,346	746	4,256
Increase in other long-term liability	31,593	16,383
Net cash (used in)/provided by operating activities	1,279,514	1,129,132	(1,289,148)
Cash flows from investing activities:
Purchase of property and equipment	(1,646,446)	(610,600)	(806,058)
Cash received from disposal of property and equipment	7,427	275	46
Purchase of intangible assets	(6,020)	(2,277)	(6,462)
Acquisition of short-term investments			(2,156,187)
Proceeds from sale of available-for-sale securities	231,163	66,000	2,173,241
Asset acquisition	(196,037)
Decrease/(increase) in restricted cash	(68,981)	(10,551)	375,997
Net cash used in investing activities	(1,678,894)	(557,153)	(419,423)
Cash flows from financing activities:
Net proceeds from convertible notes offerings			2,709,538
Proceeds from short-term bank borrowings		40,000	490,000
Proceeds from long-term bank borrowings	1,600,000	680,000
Payment of capped call up-front premiums			(226,088)
Repurchase of convertible notes		(459,601)	(182,019)
Repayment of short-term borrowings	(10,000)	(520,000)	(200,000)
Repayment of long-term bank borrowings	(760,000)
Proceeds from exercise of stock options	8,276	16,841	18,877
Net cash provided by/(used in) financing activities	838,276	(242,760)	2,610,308
Effect of exchange rate changes on cash and cash equivalents	(16,662)	(4,755)	(94,928)
Net increase in cash and cash equivalents	422,234	324,464	806,809
Cash and cash equivalents at the beginning of the year	1,867,248	1,542,784	735,975
Cash and cash equivalents at the end of the year	2,289,482	1,867,248	1,542,784
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	114,819	98,259	59,669
Cash paid for income tax	179,658	30,028	41,696
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in other payables	151,791	69,444	127,120